Note 19 - Reverse Stock Split	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Reverse Stock Split [Text Block]
Note 19. Reverse Stock Split

On July 7, 2016, the Company effected a 1 for 20 reverse stock split of its shares of common stock. Consequently, all appropriate equity related balances, number of shares, per share figures, and other related amounts appearing in these financial statements have been retrospectively adjusted for that action.